Short And Long-Term Debt - Senior Secured Notes Offering (Details) (USD $)	6 Months Ended		12 Months Ended																																	0 Months Ended						0 Months Ended						0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 05, 2011	Sep. 24, 2009 Second Lien Loans [Member]	Sep. 24, 2009 Senior Toggle Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Oct. 31, 2009 Collateralized Lien Obligations [Member] Second Lien Loans [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member] Initial Term Loan Facility [Member]	Dec. 31, 2007 Senior Secured Credit Facility [Member] Delayed Draw Term Loan Facility [Member]	Dec. 31, 2007 Unsecured Debt [Member]	Sep. 04, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Jun. 30, 2012 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2010 Convertible Notes Payable [Member] 11.00% Interest Rate [Member]	Dec. 31, 2011 Existing Notes [Member]	Jan. 05, 2011 Existing Notes [Member]	Oct. 31, 2009 Existing Notes [Member] Senior Toggle Notes [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 27, 2012 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Extended Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] Revolving Credit Facility [Member]	Feb. 02, 2012 Secured Debt [Member] First Lien and New First and Half Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Term Loans [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Term Loans [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Term Loans [Member]	Feb. 02, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Jun. 30, 2012 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Dec. 31, 2011 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]		Dec. 31, 2010 Secured Debt [Member] Non-extended Revolving Credit Facility [Member]	Feb. 03, 2011 Secured Debt [Member] Incremental Term Loans [Member]	Jan. 05, 2011 Tendered for Convertible Notes [Member]	Jan. 05, 2011 Converted to Extended Term Loans [Member]	Feb. 03, 2011 Converted to Extended Term Loans [Member] Secured Debt [Member] Extended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior Notes						$ 303,000,000																										$ 221,000,000																						$ 2,110,000,000	$ 632,000,000
Long-term debt			7,150,000,000						593,000,000	593,000,000	0	325,000,000	325,000,000	0	650,000,000	650,000,000	650,000,000	150,000,000	700,000,000	700,000,000	0					2,100,000,000	2,110,000,000	2,110,000,000	0				593,000,000	700,000,000	325,000,000		109,000,000	55,000,000	97,000,000	[1],[2]	0			0	629,000,000	[3]	3,059,000,000		0	78,000,000	[1],[2]	0
Debt Instrument, Amount Transferred Among Debt Types																																																								98,000,000
Debt Instrument, Face Amount							150,000,000	221,000,000	593,000,000		593,000,000	325,000,000		325,000,000	650,000,000	650,000,000			700,000,000	700,000,000		3,170,000,000	1,950,000,000	1,220,000,000			2,110,000,000	2,110,000,000		303,000,000	2,110,000,000
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred																									3,125,000,000
Proceeds from issuance of senior long-term debt	0	98,000,000	98,000,000	0	0																																						918,000,000
Interest rate, stated percentage									7.625%		7.625%	9.00%		9.00%	13.50%	13.50%			7.875%	7.875%							11.00%	11.00%
Repayments of Senior Debt	640,000,000	703,000,000	706,000,000	32,000,000	32,000,000																															156,000,000						289,000,000						133,000,000
Line of Credit Facility, Maximum Borrowing Capacity																																					$ 363,000,000		$ 363,000,000	[1],[2],[4]					$ 629,000,000	[3]				$ 289,000,000	[1],[2]		$ 350,000,000

[1]	Interest rates with respect to revolving loans under the senior secured credit facility are based on, at Realogy’s option, adjusted LIBOR plus 2.25% (or with respect to the extended revolving loans, 3.25%) or ABR plus 1.25% (or with respect to the extended revolving loans, 2.25%) in each case subject to reductions based on the attainment of certain leverage ratios.
[2]	The available capacity under these facilities was reduced by $53 million and $66 million of outstanding letters of credit on the non-extended and the extended revolving credit facility, respectively, at December 31, 2011. On February 2, 2012, the Company completed the 2012 Senior Secured Notes Offering (described below) which, among other things, terminated availability under the non-extended revolving credit facility. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.
[3]	Interest rates with respect to term loans under the senior secured credit facility are based on, at Realogy’s option, (a) adjusted LIBOR plus 3.0% (or with respect to the extended term loans, 4.25%) or (b) the higher of the Federal Funds Effective Rate plus 0.5% (or with respect to the extended term loans, 1.75%) and JPMorgan Chase Bank, N.A.’s prime rate (“ABR”) plus 2.0% (or with respect to the extended term loans, 3.25%).
[4]	The available capacity under this facility was reduced by $94 million of outstanding letters of credit after taking into consideration the $25 million reduction in letters of credit backed revolving credit borrowings that occurred in January 2012. On February 27, 2012, the Company had $55 million outstanding on the extended revolving credit facility and $81 million of outstanding letters of credit.